CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 61,173		$ 29,555			$ 54,150
Restricted cash	5,196		5,657			5,602
Mortgage loans held-for-sale	37,035		308,477			164,422
Mortgage servicing rights	850		749			339
Securitized mortgage trust assets			1,642,730			2,103,269
Other assets	29,404		35,603			41,524
Total assets	133,658		2,022,771			2,369,306
LIABILITIES
Warehouse borrowings	37,795		285,539			151,932
Convertible notes, net	15,000		20,000			20,000
Long-term debt	35,889		46,536			44,413
Securitized mortgage trust liabilities			1,614,862			2,086,557
Other liabilities	41,522		45,898			50,753
Total liabilities	130,206		2,012,835			2,353,655
Commitments and contingencies (See Note 13)
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value; 200,000,000 shares authorized; 21,332,684 and 21,238,191 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	215		213			212
Additional paid-in capital	1,238,383		1,237,986			1,237,102
Accumulated other comprehensive earnings, net of tax	29,812		22,044			24,766
Total accumulated deficit:
Cumulative dividends declared	(822,520)		(822,520)			(822,520)
Accumulated deficit	(442,459)		(427,808)			(423,930)
Total accumulated deficit	(1,264,979)		(1,250,328)			(1,246,450)
Total stockholders' equity	3,452	$ 6,745	9,936	$ 4,342	$ 13,520	15,651	$ 104,237
Total liabilities and stockholders' equity	133,658		2,022,771			2,369,306
Series A-1 junior participating preferred stock
STOCKHOLDERS' EQUITY
Preferred stock
Series B 9.375% redeemable preferred stock
STOCKHOLDERS' EQUITY
Preferred stock	7		7			7
Series C 9.125% redeemable preferred stock
STOCKHOLDERS' EQUITY
Preferred stock	$ 14		$ 14			$ 14